Income Tax Expense (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Income Tax Charged to Profit or Loss	Income tax charged to profit or loss was as follows:

	2017	2016	2015
	RMB million	RMB million	RMB million
Income tax	1,962	1,396	737
Deferred taxation (note 38)	(162)	146	(113)

	1,800	1,542	624

Summary of the Reconciliation of Statutory Tax Rates to Effective Tax Rate

A reconciliation of the tax expense applicable to profit before tax at the statutory rates for the countries in which the Company and the majority of its subsidiaries are domiciled to the tax expense at the effective tax rates, are as follows:

	2017	2016	2015
	RMB million	RMB million	RMB million
Profit before income tax	8,610	6,497	5,667

Tax calculated at the tax rate of 25% (2016: 25%, 2015: 25%)	2,152	1,624	1,417
Lower tax rates enacted by local authority	(87)	(102)	(156)
Share of results of associates and joint ventures	(63)	(37)	(38)
Income not subject to tax	(13)	(10)	—
Expenses not deductible for tax	38	117	104
Utilization of previously unrecognized tax losses	(253)	(51)	(1)
Unrecognized tax losses for the year	48	13	20
Utilization of deductible temporary differences	(13)	(10)	(686)
Unrecognized deductible temporary differences	2	6	(36)
Research and development costs’ super deduction	(11)	(8)	—

Tax charge	1,800	1,542	624

Effective tax rate	20.91%	23.73%	11.01%